Investment in Direct Financing Leases (Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Leases Disclosure [Line Items]
2018	¥ 439,670
2019	314,700
2020	236,278
2021	136,813
2022	77,115
Thereafter	108,074
Total	¥ 1,312,650